Investment Securities	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Investment Securities
6	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through othe
r
comprehensive income at September 30, 2025 and March 31, 2025.

	At September 30, 2025	At March 31, 2025

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥1,532,359	¥109,550
Japanese municipal bonds	151,890	151,882
Japanese corporate bonds	12,984	12,982

Total domestic	1,697,233	274,414

Foreign:
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	77,233	66,896
Mortgage-backed securities	12,917	13,876
Other debt instruments	19,863	11,811

Total foreign	110,013	92,583

Total debt instruments at amortized cost	¥1,807,246	¥366,997

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥9,277,588	¥11,180,546
Japanese municipal bonds	753,536	822,575
Japanese corporate bonds	583,044	645,602
Other debt instruments	522	521

Total domestic	10,614,690	12,649,244

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,586,854	5,539,051
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	4,527,741	4,531,619
Mortgage-backed securities	3,948,383	4,238,051
Other debt instruments	1,145,769	1,050,315

Total foreign	15,208,747	15,359,036

Total debt instruments at fair value through other comprehensive income	¥25,823,437	¥28,008,280

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,663,199	¥3,362,996
Foreign equity instruments	1,890,357	1,807,860

Total equity instruments at fair value through other comprehensive income	¥5,553,556	¥5,170,856

Total investment securities	¥33,184,239	¥33,546,133